Putnam Small Cap Value Fund
The fund's portfolio
11/30/22 (Unaudited)

COMMON STOCKS (99.5%)(a)
	Shares	Value
Aerospace and defense (1.9%)
Maxar Technologies, Inc.	78,200	$1,892,440
V2X, Inc.(NON)	93,420	3,775,102

		5,667,542
Air freight and logistics (0.3%)
Radiant Logistics, Inc.(NON)	147,800	789,252

		789,252
Airlines (1.0%)
Sun Country Airlines Holdings, Inc.(NON)(S)	150,795	3,046,059

		3,046,059
Auto components (0.7%)
Motorcar Parts of America, Inc.(NON)	185,958	2,095,747

		2,095,747
Banks (21.7%)
Ameris Bancorp	71,900	3,802,072
Bancorp, Inc. (The)(NON)	132,800	3,980,016
Bank of NT Butterfield & Son, Ltd. (The) (Bermuda)	97,000	3,375,600
Coastal Financial Corp./WA(NON)	61,009	3,045,569
ConnectOne Bancorp, Inc.	103,824	2,724,342
CrossFirst Bankshares, Inc.(NON)(S)	195,900	2,717,133
Eastern Bankshares, Inc.	149,300	2,927,773
Equity Bancshares, Inc. Class A	86,600	3,166,096
First Foundation, Inc.	124,197	1,740,000
Five Star Bancorp	104,342	2,817,234
Lakeland Bancorp, Inc.	147,900	2,762,772
Metropolitan Bank Holding Corp.(NON)	29,856	1,897,050
OFG Bancorp (Puerto Rico)	149,200	4,322,324
Origin Bancorp, Inc.	64,900	2,655,708
Peapack-Gladstone Financial Corp.	60,800	2,506,176
Preferred Bank/Los Angeles CA	30,800	2,328,172
Premier Financial Corp.	94,337	2,752,754
QCR Holdings, Inc.(S)	45,191	2,377,499
Silvergate Capital Corp. Class A(NON)(S)	72,000	1,974,960
Southern First Bancshares, Inc.(NON)	32,146	1,591,227
UMB Financial Corp.	27,200	2,326,144
Univest Financial Corp.	113,800	3,210,298
Veritex Holdings, Inc.	76,400	2,495,224

		63,496,143
Biotechnology (5.3%)
Arcus Biosciences, Inc.(NON)(S)	97,500	3,429,075
Chinook Therapeutics, Inc.(NON)	133,600	3,026,040
ImmunoGen, Inc.(NON)	611,400	3,173,166
Veracyte, Inc.(NON)(S)	133,000	3,689,420
Xencor, Inc.(NON)	74,200	2,205,224

		15,522,925
Chemicals (0.8%)
Olin Corp.(S)	39,300	2,239,314

		2,239,314
Commercial services and supplies (2.9%)
Aris Water Solution, Inc. Class A(S)	151,953	2,403,896
Deluxe Corp.	149,400	2,889,396
SP Plus Corp.(NON)	94,000	3,279,660

		8,572,952
Communications equipment (2.5%)
Aviat Networks, Inc.(NON)	153,228	4,820,553
Ribbon Communications, Inc.(NON)	928,500	2,349,105

		7,169,658
Construction and engineering (3.0%)
APi Group Corp.(NON)	206,600	3,970,852
Granite Construction, Inc.	58,726	2,115,311
WillScot Mobile Mini Holdings Corp.(NON)	56,848	2,740,642

		8,826,805
Containers and packaging (1.0%)
Graphic Packaging Holding Co.	123,800	2,844,924

		2,844,924
Diversified consumer services (1.3%)
Universal Technical Institute, Inc.(NON)	525,712	3,806,155

		3,806,155
Electrical equipment (1.1%)
LSI Industries, Inc.	267,400	3,174,038

		3,174,038
Electronic equipment, instruments, and components (3.1%)
Celestica, Inc. (Canada)(NON)	291,600	3,254,256
Jabil, Inc.	37,111	2,679,043
Vontier Corp.	153,100	3,005,353

		8,938,652
Energy equipment and services (3.4%)
Diamond Offshore Drilling, Inc.(NON)	301,000	2,880,570
Liberty Energy, Inc.(NON)	159,400	2,634,882
Newpark Resources, Inc.(NON)	594,900	2,385,549
ProFrac Holding Corp. Class A(NON)	85,650	2,019,627

		9,920,628
Entertainment (0.7%)
Lions Gate Entertainment Corp. Class A(NON)(S)	264,828	2,023,286

		2,023,286
Equity real estate investment trusts (REITs) (6.4%)
Alpine Income Property Trust, Inc.(R)	145,294	2,763,492
Apple Hospitality REIT, Inc.(R)	211,600	3,609,896
Diversified Healthcare Trust(R)	1,274,929	1,262,180
EPR Properties(R)	59,800	2,488,278
RLJ Lodging Trust(R)	280,500	3,399,660
Spirit Realty Capital, Inc.(R)	72,101	2,986,423
Xenia Hotels & Resorts, Inc.(R)	151,000	2,328,420

		18,838,349
Food and staples retailing (1.1%)
United Natural Foods, Inc.(NON)	66,800	3,185,024

		3,185,024
Food products (1.0%)
Hostess Brands, Inc.(NON)	113,500	2,996,400

		2,996,400
Gas utilities (1.1%)
ONE Gas, Inc.	36,500	3,173,675

		3,173,675
Health-care equipment and supplies (0.7%)
Lantheus Holdings, Inc.(NON)	33,800	2,098,304

		2,098,304
Health-care providers and services (4.1%)
Acadia Healthcare Co., Inc.(NON)	36,787	3,276,250
Aveanna Healthcare Holdings, Inc.(NON)(S)	841,800	571,161
Brookdale Senior Living, Inc.(NON)	938,354	2,955,815
Option Care Health, Inc.(NON)	91,800	2,764,098
RadNet, Inc.(NON)	127,300	2,516,721

		12,084,045
Hotels, restaurants, and leisure (4.2%)
Chuy's Holdings, Inc.(NON)	105,200	3,333,788
Dave & Buster's Entertainment, Inc.(NON)(S)	77,400	3,069,684
Everi Holdings, Inc.(NON)	175,100	2,927,672
Penn Entertainment, Inc.(NON)(S)	85,700	3,015,783

		12,346,927
Household durables (0.6%)
Hooker Furniture Corp.	105,100	1,787,751

		1,787,751
Insurance (2.0%)
Heritage Insurance Holdings, Inc.	200,439	330,724
Horace Mann Educators Corp.	68,400	2,639,556
Kemper Corp.	52,300	2,976,916

		5,947,196
Internet and direct marketing retail (0.6%)
a.k.a. Brands Holding Corp.(NON)(S)	871,326	1,568,387
RumbleON, Inc. Class B(NON)(S)	18,851	143,833

		1,712,220
IT Services (2.8%)
Edigo, Inc.(NON)(S)	983,700	1,416,528
Hackett Group, Inc. (The)	104,300	2,409,330
IBEX, Ltd.(NON)	163,919	4,230,749

		8,056,607
Machinery (3.1%)
Chart Industries, Inc.(NON)(S)	20,400	2,916,996
Crane Holdings Co.	25,572	2,709,098
Federal Signal Corp.	70,900	3,445,031

		9,071,125
Metals and mining (3.2%)
Alamos Gold, Inc. Class A (Canada)	299,800	2,908,060
Commercial Metals Co.	67,000	3,297,740
Haynes International, Inc.	62,840	3,139,486

		9,345,286
Mortgage real estate investment trusts (REITs) (3.6%)
Ladder Capital Corp.(R)	390,178	4,330,976
MFA Financial, Inc.(R)	286,700	3,205,306
Rithm Capital Corp.(R)	339,700	3,074,285

		10,610,567
Multi-utilities (1.2%)
Unitil Corp.	62,700	3,437,214

		3,437,214
Oil, gas, and consumable fuels (3.4%)
Brigham Minerals, Inc. Class A	54,500	1,930,935
CNX Resources Corp.(NON)(S)	142,000	2,466,540
Magnolia Oil & Gas Corp. Class A	84,875	2,213,540
Scorpio Tankers, Inc.(S)	67,100	3,423,442

		10,034,457
Professional services (1.3%)
ICF International, Inc.	35,300	3,825,461

		3,825,461
Software (0.8%)
Verra Mobility Corp.(NON)	152,462	2,416,523

		2,416,523
Specialty retail (0.5%)
Brilliant Earth Group, Inc. Class A(NON)	280,700	1,482,096

		1,482,096
Textiles, apparel, and luxury goods (0.6%)
Unifi, Inc.(NON)	207,984	1,821,940

		1,821,940
Thrifts and mortgage finance (2.1%)
Bridgewater Bancshares, Inc.(NON)	150,100	2,892,427
Walker & Dunlop, Inc.	35,561	3,175,953

		6,068,380
Tobacco (0.8%)
Turning Point Brands, Inc.(S)	107,800	2,373,756

		2,373,756
Trading companies and distributors (3.6%)
Custom Truck One Source, Inc.(NON)(S)	504,100	3,448,044
Karat Packaging, Inc.	71,687	990,714
MRC Global, Inc.(NON)	344,000	4,045,440
Titan Machinery, Inc.(NON)	47,600	2,095,828

		10,580,026

Total common stocks (cost $295,583,133)		$291,427,409

SHORT-TERM INVESTMENTS (9.6%)(a)
	Shares	Value
Putnam Cash Collateral Pool, LLC 4.10%(AFF)	26,440,668	$26,440,668
Putnam Short Term Investment Fund Class P 3.95%(AFF)	1,616,470	1,616,470

Total short-term investments (cost $28,057,138)		$28,057,138
TOTAL INVESTMENTS

Total investments (cost $323,640,271)		$319,484,547

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from March 1, 2022 through November 30, 2022 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $292,821,659.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 2/28/22	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 11/30/22
	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$13,226,275	$165,712,366	$152,497,973	$346,678	$26,440,668
	Putnam Short Term Investment Fund**	1,398,518	54,019,316	53,801,364	17,228	1,616,470

	Total Short-term investments	$14,624,793	$219,731,682	$206,299,337	$363,906	$28,057,138
	* The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund receives cash collateral, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC and there were no realized or unrealized gains or losses during the period.
	# At the close of the reporting period, the fund received cash collateral of $26,440,668 for securities loaned. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $26,714,237.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$2,023,286	$—	$—
Consumer discretionary	25,052,836	—	—
Consumer staples	8,555,180	—	—
Energy	19,955,085	—	—
Financials	86,122,286	—	—
Health care	29,705,274	—	—
Industrials	53,553,260	—	—
Information technology	26,581,440	—	—
Materials	14,429,524	—	—
Real estate	18,838,349	—	—
Utilities	6,610,889	—	—

Total common stocks	291,427,409	—	—
Short-term investments	—	28,057,138	—

Totals by level	$291,427,409	$28,057,138	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com